CONSOLIDATED INCOME STATEMENTS - BRL (R$) shares in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Interest and similar income	R$ 71,418,349	R$ 77,146,077	R$ 69,870,200
Interest expense and similar charges	(36,471,860)	(46,559,584)	(38,533,089)
Net interest income	34,946,489	30,586,493	31,337,111
Income from equity instruments	83,120	258,545	142,881
Income from companies accounted for by the equity method	71,551	47,537	116,312
Fee and commission income	15,815,543	13,548,481	11,797,191
Fee and commission expense	(3,093,675)	(2,570,885)	(2,313,682)
Gains (losses) on financial assets and liabilities (net)	969,090	3,016,156	(20,002,859)
Financial assets held for trading	1,174,111	3,166,399	(19,936,801)
Other financial instruments at fair value through profit or loss	30,694	82,638	46,859
Financial instruments not measured at fair value through profit or loss	(122,115)	(115,202)	(120,523)
Other	(113,600)	(117,679)	7,606
Exchange differences (net)	605,056	4,574,814	10,084,420
Other operating expense (net)	(672,013)	(624,571)	(347,123)
Total Income	48,725,161	48,836,570	30,814,251
Administrative expenses	(16,120,595)	(14,920,410)	(14,515,132)
Personnel expenses	(8,937,278)	(8,377,265)	(7,798,792)
Other administrative expenses	(7,183,317)	(6,543,145)	(6,716,340)
Depreciation and amortization	(1,662,247)	(1,482,639)	(1,490,017)
Tangible assets	(1,190,967)	(1,154,588)	(1,029,706)
Intangible assets	(471,280)	(328,051)	(460,311)
Provisions (net)	(3,309,239)	(2,724,742)	(4,001,294)
Impairment losses on financial assets (net)	(12,338,300)	(13,301,445)	(13,633,989)
Loans and receivables	(12,338,141)	(13,389,834)	(13,110,319)
Other financial instruments not measured at fair value through profit or loss	(159)	88,389	(523,670)
Impairment losses on other assets (net)	(456,711)	(114,321)	(1,220,645)
Other intangible assets	(306,110)	(5,838)	(679,254)
Other assets	(150,601)	(108,483)	(541,391)
Gains (losses) on disposal of assets not classified as non-current assets held for sale	(64,302)	3,816	780,615
Gains (losses) on non-current assets held for sale not classified as discontinued operations	(260,083)	87,073	50,493
Operating Profit Before Tax	14,513,684	16,383,902	(3,215,718)
Income taxes	(5,375,636)	(8,918,984)	13,049,544
Consolidated Profit for the Year	9,138,048	7,464,918	9,833,826
Profit attributable to the Parent	8,924,064	7,334,563	9,783,740
Profit attributable to non-controlling interests	R$ 213,984	R$ 130,355	R$ 50,086
Basic earnings per 1,000 shares (Brazilian Reais)
Earnings Per Share (Brazilian Reais)
Common shares	R$ 1,133.43	R$ 929.93	R$ 1,236.96
Preferred shares	1,246.77	1,022.92	1,360.66
Diluted earnings per 1,000 shares (Brazilian Reais)
Earnings Per Share (Brazilian Reais)
Common shares	1,132.44	929.03	1,235.79
Preferred shares	R$ 1,245.69	R$ 1,021.93	R$ 1,359.36
Net Profit attributable - Basic (Brazilian Reais)
Earnings Per Share (Brazilian Reais)
Common shares	R$ 4,332,026	R$ 3,560,288	R$ 4,748,896
Preferred shares	4,592,038	3,774,275	5,034,844
Net Profit attributable - Diluted (Brazilian Reais)
Earnings Per Share (Brazilian Reais)
Common shares	4,331,955	3,560,222	4,748,810
Preferred shares	R$ 4,592,109	R$ 3,774,341	R$ 5,034,930
Weighted average shares outstanding (in thousands) - Basic
Earnings Per Share (Brazilian Reais)
Common shares	3,822,057	3,828,555	3,839,159
Preferred shares	3,683,145	3,689,696	3,700,299
Weighted average shares outstanding (in thousands) - Diluted
Earnings Per Share (Brazilian Reais)
Common shares	3,825,313	3,832,211	3,842,744
Preferred shares	3,686,401	3,693,352	3,703,884